Revenue - Summary of Revenue by Geographic Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 20,012,064	$ 13,966,251
Americas
Disaggregation of Revenue [Line Items]
Revenues	18,947,044	12,946,158
Europe
Disaggregation of Revenue [Line Items]
Revenues	499,294	476,087
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	$ 565,726	$ 544,006